SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment

	December 31,
	2017	2018
Conduction in process - extraction facilities
Weldona, Colorado extraction facility:
Equipment	$647,947	$—
Leasehold improvements	—	—
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	75,000	—
Leasehold improvements - cultivation	109,750	—
	$832,697	$—
Cultivation facility and laboratory equipment and Office furniture and fixtures
Golden, Colorado hemp laboratory - equipment	$34,651	—
Golden, Colorado administrative offices:
Furniture and fixtures	21,668	—
Leasehold improvements	2,000	—
Transportation equipment	81,667	—
Remote laboratory equipment	99,220	—
	239,206	—
Accumulated amortization and depreciation	(39,385)	—
	$199,821	$—

Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2017	2016
Warrants to purchase common stock	674,336	666,667
Cashless warrants exercisable and not converted to common stock	534,689	844,689
Stock options	6,637,500	3,680,000
Total potentially dilutive securities	7,846,525	5,191,356

Schedule of significant concentrations in revenues and accounts receivable

Percentage of Revenue:

	Years Ended December 31,
	2017	2016
Customer A	98%	95%
Customer B	2%	3%
Customer C	—%	2%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2017	2016
Customer D	—%	75%
Customer E	—%	25%
Customer F	100%	—%